Consolidated statements of comprehensive income - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020 [1]	Dec. 31, 2021	Jun. 30, 2020 [1]	Jun. 30, 2019 [1]
Statement of comprehensive income [abstract]
Profit for the year / period attributable to equity shareholders of the parent	£ 12.8	£ 4.4	£ 12.5	£ 44.4
Items that may be reclassified to the income statement in subsequent years
Movement on cash flow hedges	1.1	(0.1)	0.7	(1.7)
Exchange differences on translation of foreign operations	(17.5)	5.7	9.6	7.0
Movement in fair value of investment	(3.1)	(0.1)	4.0	(0.1)
Tax relating to components of other comprehensive income	0.6	0.5	(1.5)	0.3
Other comprehensive income / (expense) for the year / period	(18.9)	6.0	12.8	5.5
Total comprehensive income / (expense) for the year / period	£ (6.1)	£ 10.4	£ 25.3	£ 49.9

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.